Cover	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity File Number	333-262285
Entity Registrant Name	Expion360 Inc.
Entity Central Index Key	0001894954
Entity Tax Identification Number	87-2701049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2025 SW Deerhound Avenue
Entity Address, City or Town	Redmond
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97756
City Area Code	(541)
Local Phone Number	797-6714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false